Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	Oct. 31, 2021 shares $ / shares	Aug. 10, 2021 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	5,296,553	4,242,707
September 11, 2022
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	399,100
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.02
April 10, 2023
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	798,200
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.02
April 10, 2023
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	199,231
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.36
April 1, 2024
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	171,613
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.36
July 17, 2024
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	865,244
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.36
December 16, 2029
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	99,775
Exercise price of outstanding stock options (in shares) | $ / shares	$ 1.08
April 21, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	439,010
Exercise price of outstanding stock options (in shares) | $ / shares	$ 1.08
July 19, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	371,163
Exercise price of outstanding stock options (in shares) | $ / shares	$ 1.08
November 30, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	420,452
Exercise price of outstanding stock options (in shares) | $ / shares	$ 2.17
February 11, 2031
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	478,920
Exercise price of outstanding stock options (in shares) | $ / shares	$ 2.17
August 10, 2031
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	1,053,846
Exercise price of outstanding stock options (in shares) | $ / shares	$ 10.93